Other liabilities and provisions (Details) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($)
Other liabilities and provisions
Liabilities, fair value	$ 84	$ 57
Long term provision term	3 years
Non-current provision for senior management incentive programs	$ 10	11
Earnout Shares
Other liabilities and provisions
Period over which Earnout Shares are to be issued	5 years
Earnout Shares | Maximum
Other liabilities and provisions
Shares issued under contingent earn out liability | shares	60,730
Earnout Shares | Other Liabilities
Other liabilities and provisions
Liabilities, fair value	$ 23	$ 76
Earnout Shares | Option Pricing | Risk-free rate
Other liabilities and provisions
Valuation assumption	0.04	0.04
Earnout Shares | Option Pricing | Volatility for shares, measurement input
Other liabilities and provisions
Valuation assumption	0.49	0.50
Change in valuation of the Public and Private Warrants	$ 53	$ 216
Percentage of reasonably possible increase in unobservable input	5.00%
Percentage of reasonably possible decrease in unobservable input	5.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input	$ 10	17
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input	$ 10	17
Earnout Shares | Year 1
Other liabilities and provisions
Value per share of Earnout Shares | $ / shares	$ 13
Earnout Shares | Year 2
Other liabilities and provisions
Value per share of Earnout Shares | $ / shares	15
Earnout Shares | Year 3
Other liabilities and provisions
Value per share of Earnout Shares | $ / shares	16.50
Earnout Shares | Year 4
Other liabilities and provisions
Value per share of Earnout Shares | $ / shares	18
Earnout Shares | Year 5
Other liabilities and provisions
Value per share of Earnout Shares | $ / shares	19.50
AMP Private Warrants
Other liabilities and provisions
Exercise price of warrants | $ / shares	$ 11.50
Warrant exercise period	5 years
AMP Private Warrants | Other Liabilities
Other liabilities and provisions
Warrant liability	$ 2	$ 7
AMP Private Warrants | Option Pricing | Risk-free rate
Other liabilities and provisions
Valuation assumption	0.04	0.04
AMP Private Warrants | Option Pricing | Volatility for shares, measurement input
Other liabilities and provisions
Valuation assumption	0.49	0.50
Change in valuation of the Public and Private Warrants	$ 5	$ 26
Percentage of reasonably possible increase in unobservable input	5.00%
Percentage of reasonably possible decrease in unobservable input	5.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input		1
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input		$ 1